Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2023
Standards issued but not yet effective
Schedule Of Standards Issued
Effective for accounting periods beginning on or after
Amendments to IAS 12, Income Taxes	January 1, 2024
Amendments to IAS 16, Leases	January 1, 2024
Amendments to IAS 1, Presentation of Financial Statements	January 1, 2024
Amendments to IAS 21,Lack of Exchangeability	January 1, 2025
IFRS 18, Presentation and Disclosure in Financial Statements	January 1, 2027